Long-term debt	6 Months Ended
Jun. 30, 2023
Long-term debt
Long-term debt
5.

Long-term debt
The

amount of

long-term debt

shown in

the

accompanying consolidated

balance sheets

is

analyzed as
follows:
June 30, 2023 December 31, 2022
Senior unsecured bond 119,100 125,000
Secured long-term debt 423,749 405,120
Total long-term

debt
$ 542,849 $ 530,120
Less: Deferred financing costs

(7,526) (7,609)
Long-term debt, net of deferred financing costs $ 535,323 $ 522,511
Less: Current long-term debt, net of deferred financing

costs,
current (49,428) (91,495)
Long-term debt, excluding current maturities $ 485,895 $ 431,016
Senior Unsecured Bond
:

On June 22, 2021
, the

Company issued a

$
125,000

senior unsecured bond

maturing in

June 2026. The
bond ranks ahead of subordinated capital and ranks the

same with all other senior unsecured obligations
of

the

Company

other

than

obligations

which

are

mandatorily

preferred

by

law.

Entities

affiliated

with
executive officers

and directors of

the Company purchased

an aggregate of

$
21,000

principal amount of
the

bond.

The

bond

bears

interest

at

a

US

Dollar

fixed-rate

coupon

of
8.375
%

and

is

payable

semi-
annually in

arrears in

June and

December of

each year.

The bond

is callable

in whole

or in

part in

June
2024

at

a

price

equal

to
103.35
%

of

nominal

value;

between

June

2025

to

December

2025

at

a

price
equal to 101.675 % of nominal value and after December 2025 at a price equal to 100 % of nominal value.
On

June

29,

2023,

the

Company

repurchased

$
5,900

nominal

value

of

the

bond

for

$
5,851
.

In

this
respect, the

Company recognized

an amount

of $
159

as loss

on debt

extinguishment, representing

the
difference

between

the

reacquisition

price

of

$
5,851

and

the

net

carrying

amount

of

the

debt

being
extinguished

of

$
5,900

less

deferred

financing

fees

of

$
208
.

The

bond

includes

financial

and

other
covenants and is trading at Oslo Stock Exchange under the

ticker symbol “DIASH02”.

Secured Term Loans:
Under

the

secured term

loans

outstanding as

of June

30,

2023,
33

vessels of

the

Company’s

fleet

are
mortgaged

with

first

preferred

or

priority

ship

mortgages,

having

an

aggregate

carrying

value

of
$ 714,222
.

Additional

securities

required

by

the

banks

include

first

priority

assignment

of

all

earnings,
insurances,

first

assignment

of

time

charter

contracts

that

exceed

a

certain

period,

pledge

over

the
shares

of

the

borrowers,

manager’s

undertaking

and

subordination

and

requisition

compensation

and
either

a

corporate

guarantee

by

DSI

(the

“Guarantor”)

or

a

guarantee

by

the

ship

owning

companies
(where applicable), financial covenants, as well as operating account assignments. The lenders may also require

additional

security

in

the

future

in

the

event

the

borrowers

breach

certain

covenants

under

the
loan

agreements.

The

secured

term

loans

generally

include

restrictions

as

to

changes

in

management
and ownership

of the

vessels, additional

indebtedness, as

well as

minimum requirements

regarding hull
cover ratio and minimum liquidity per vessel owned by the borrowers, or the Guarantor,

maintained in the
bank accounts of the borrowers, or the Guarantor.

As

of

June 30,

2023

and December

31,

2022, minimum

cash

deposits required

to

be maintained

at

all
times

under

the

Company’s

loan

facilities,

amounted

to

$
20,500

and

$
21,000
,

respectively

and

are
included

in

“Restricted

cash,

non-current”

in

the

accompanying

consolidated

balance
sheets. Furthermore,

the

secured

term

loans

contain

cross

default

provisions

and

additionally

the
Company is not permitted to pay any dividends following the occurrence of an event of default.
As of June 30, 2023, the Company had the following agreements with banks, either as a borrower or as a guarantor, to guarantee the loans of its subsidiaries:
BNP Paribas (“BNP”):

On December 19, 2014, the Company

drew down $
53,500

under a secured loan
agreement, to

finance part of

the acquisition cost

of the
G. P.

Zafirakis

and the
P.

S. Palios
maturing on
November 30, 2021
. The agreement was refinanced on June 29,

2020, to extend the maturity to
May 19,
2024 . The loan was repayable in equal semi-annual instalments of approximately $ 1,574 and a balloon of
$ 23,596

payable

together

with

the

last

instalment.

The

refinanced

loan

bore

interest

at

LIBOR

plus

a
margin of 2.5
%.

On

July

16,

2018,

the

Company

drew

down

$
75,000

under

a

secured

loan

agreement

with

BNP.

The
loan was repayable in

consecutive quarterly instalments of $
1,562.5

and a balloon instalment

of $
43,750
payable together with the last instalment on July 17, 2023 . The loan bore interest at LIBOR plus a margin of 2.3
%.

In

April 2023,

both loans

were refinanced

through a

new loan

facility with

Danish Ship

Finance and

the
outstanding balance of

both loans, amounting

to $
75,193

was prepaid in

full and the

Company recorded
a loss on debt extinguishment amounting to $ 107 .
Nordea Bank AB,

London Branch (“Nordea”):

On March

19, 2015, the

Company drew down

$
93,080
under

a

secured

loan

agreement, maturing

on
March 19, 2021
.

The

loan

agreement

was

amended on
May 7, 2020, and supplemented on July 29, 2021, with an additional borrowing of $ 460 . In July 2022 and in February 2023, the Company prepaid an amount of $ 4,786

and $
8,134 , respectively, following the sale
of vessels. On June 20, 2023, the Company

entered into a new loan agreement with Nordea to refinance
the

outstanding

balance

of

the

existing

loan

amounting

to

$
20,934
.

On

June

27,

2023,

the

Company
drew down

$
22,500

and prepaid

in full

the outstanding

balance of

$
20,934

and recorded

a loss

on debt
extinguishment

amounting to

$
220
.

The

new

loan

is

repayable

in
twenty

equal
quarterly

instalments of
$ 1,125

and bears interest at term SOFR plus a margin of
2.25%. The loan matures on June 27, 2028 .
On

September

30,

2022,

the

Company

entered

into

a

$
200

million

loan

agreement

to

finance

the
acquisition price

of
9

Ultramax vessels.

The Company

drew down

$
197,236

under the

loan, in

tranches
for each vessel on their delivery to the Company,

but prepaid $
21,937

in December 2022 due to a vessel
sale

and

leaseback

transaction.

The

loan

is

repayable

in

equal
quarterly

instalments

of

an

aggregate
amount

of

$
3,719
,

and a

balloon

of

$
100,912

payable together

with

the

last

instalment

on
October 11,
2027 . The loan bears interest at term SOFR plus a margin of 2.25%.
ABN AMRO Bank N.V., or ABN:

On May 22, 2020, the Company signed a term loan facility with ABN, in the

amount

of

$
52,885

to

combine

two

loans

outstanding

with

ABN.

Tranche

A

was

repayable

in
consecutive quarterly

instalments of $
800

each and a balloon instalment of

$
9,000

payable together with
the

last

instalment

on
June 28, 2024
.

The

tranche

bore

interest

at

LIBOR

plus

a

margin

of
2.25%.
Tranche B was repayable in equal consecutive quarterly

instalments of about $
994

each and a balloon of
$ 13,391

payable together

with the

last instalment

on
June 28, 2024
, and

bore interest

at LIBOR

plus a
margin of 2.4
%.

On

May

20,

2021, the

Company,

drew

down

$
91,000

under

a secured

sustainability linked

loan

facility
with ABN

AMRO Bank

N.V,

dated May

14, 2021,

which was

used to

refinance existing

loans. In

August
2022, the

Company prepaid $
30,791

due to

vessel sale

and leaseback

transactions and

since then,

the
loan was repayable in quarterly

instalments of $
1,980

and a balloon of $
13,553

payable together with the
last

instalment, on
May 20, 2026
.

The loan

bore interest

at LIBOR

plus a

margin of
2.15
%

per

annum,
which

could

be

adjusted

annually

by

maximum
10

basis

points

upwards

or

downwards,

subject

to

the
performance under certain sustainability KPIs.
On June 26,

2023, the Company prepaid

in full both

loans amounting to $
68,678
, which were

refinanced
under

a

new

loan

agreement

with

DNB

Bank

ASA

and

the

Company

recorded

a

loss

on

debt
extinguishment amounting to $ 237 .
Export-Import Bank of China:

On January 4,

2017, the Company drew

down $
57,240

under a secured
loan

agreement,

which

is

repayable

in

equal
quarterly

instalments

of

$
954
,

each,

until

its

maturity

on
January 4, 2032

and bears interest at LIBOR plus a margin of
2.3% (Note 12).
DNB Bank

ASA or

DNB:

On March

14, 2019,

the Company

drew down

$
19,000

under a

secured loan
agreement,

which

is

repayable

in

consecutive
quarterly

instalments

of

$
477.3

and

a

balloon

of

$
9,454
payable

together

with

the

last

instalment

on
March 14, 2024
.

The

loan

bore

interest

at

LIBOR

plus

a
margin

of
2.4
%.

On

March

14,

2023,

the

outstanding

balance

of

the

loan

amounting

to

$
11,841

was
prepaid in full and the Company recorded a loss on debt extinguishment amounting to $
25 .
On June 26,

2023, the Company

entered into a

$
100,000

loan agreement which was

drawn on June

27,
2023,

to

refinance

the

outstanding

balance

of

the

ABN

loans

mentioned

above

and

for

working

capital
purposes.

The

loan

is

repayable

in
26

equal
quarterly

instalments

of

$
3,846

until

December

27,

2029,
and

bears

term

SOFR

plus

a

margin

of
2.2
%,

subject

to

sustainability margin

adjustment.

Additionally,
the

loan

is

subject

to

a

margin

reset,

according

to

which

the

borrowers

and

the

lenders

will

enter

into
discussions

to

agree

on

a

new

margin.

Unless

the

parties

agree

on

a

new

margin,

the

loan

will

be
mandatorily repayable

on June

27, 2027.

As part

of the

loan agreement,

on July

6, 2023,

the Company
entered

into

an

interest

rate

swap

with

DNB

for

a

notional

amount

of

$
30,000
,

being
30
%

of

the

loan
amount

and

quarterly

amortization

of

$
1,154
.

Under

the

interest

rate

swap,

the

Company

pays

a

fixed
rate

of
4.268
%

and

receives

floating

under

term

SOFR,

has

a

trade

date

on

June

27,

2023,

and
termination date on

December 27, 2029,

and also has

a mandatory break

on June 27,

2027, the margin
reset date of the loan, according to which the swap will be terminated if the loan is prepaid.
Danish Ship

Finance A/S

or Danish:

On April

12,

2023, the

Company signed

a term

loan facility

with
Danish, for

$
100,000

to refinance

the outstanding

balance of

the Company’s

loans with

DNB Bank

ASA
and

BNP,

mentioned

above

and

working

capital.

On

April

18

and

19,

2023,

the

Company

drew

down
$ 100,000

which

is

repayable

in
twenty

equal

consecutive
quarterly

instalments

of

$
3,301

each

and

a
balloon of $ 33,972

payable together with the last instalment

on
April 19, 2028
, and bears interest at

term
SOFR plus a margin of 2.2
%.

As

of

June

30,

2023

and

December

31,

2022,

the

Company

was

in

compliance

with

all

of

its

loan
covenants.
As of

June 30,

2023, the

maturities of

the Company’s

bond and

debt facilities

throughout their

term, are
shown in the table below and do not include the related debt issuance costs.
Period Principal Repayment
Year 1 $ 51,783
Year 2 51,783
Year 3 170,883
Year 4 51,783
Year 5 179,229
Year 6 and

thereafter
37,388
Total $ 542,849